Financial risk management activities Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 6,604	$ 7,219	$ 7,180
Other equity securities [member]
Disclosure of fair value measurement of assets [line items]
Assets	97	80	60
Other equity securities [member] | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	97	80	60
Other equity securities [member] | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0	0
Other equity securities [member] | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0	$ 0